Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Summary of deferred income tax

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2021	2022	2021		2022
			PL	OCI	PL	OCI
Intangible assets	(558)	(716)	48	—	61	—
Trade and other payables	259	493	21	—	230	—
Trade and other receivables	32	6	7	—	(64)	—
Debt instruments	61	—	10	56	(9)	(52)
Tax loss carry forwards	27	3	27	—	(24)	—
Loans issued	(8)	(33)	(18)	—	(25)	—
Lease obligations	134	43	(88)	—	(91)	—
Property and equipment	(140)	(103)	49	—	37	—
Taxes on unremitted earnings	(865)	(1,122)	(185)	—	(257)	—
Other	(81)	(210)	(114)	—	(127)	—
Net deferred income tax assets/ (liabilities)	(1,139)	(1,639)	(243)	56	(269)	(52)
including:
Deferred tax assets	237	208
Deferred tax liabilities	(1,376)	(1,847)

	2020	2021	2022
Deferred income tax asset/(liability), net as of January 1	(532)	(952)	(1,139)
Effect of business combinations	—	—	(179)
Deferred tax benefit/(expense)	(420)	(187)	(321)
Deferred income tax asset/(liability), net as of December 31	(952)	(1,139)	(1,639)

Summary of income tax expense

	2020	2021	2022
Total tax expense
Current income tax expense	(2,498)	(2,837)	(4,160)
Deferred tax expense	(420)	(243)	(269)
Income tax expense for the year	(2,918)	(3,080)	(4,429)

Schedule of reconciliation of theoretical and actual income tax expense

	2020	2021	2022
Profit before tax from continuing operations	14,365	20,616	18,184
Loss before tax from a discontinued operations	(2,509)	—	—
Accounting profit before tax	11,856	20,616	18,184
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(2,043)	(3,464)	(3,799)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	216	1,098	82
Non-deductible expenses	(675)	(319)	(335)
Withholding tax	(333)	(338)	(373)
Unrecognized deferred tax assets	(83)	(57)	(4)
Total income tax expense	(2,918)	(3,080)	(4,429)
Income tax attributable to a continuing operations	(3,119)	(3,080)	(4,429)
Income tax attributable to a discontinued operations	201	—	—